Segment Disclosures (Tables)	12 Months Ended
Dec. 31, 2014
Segment Disclosures [Abstract]
Schedule of Segment Reporting Information

Segment reporting information is as follows:

	Engineering	Medical
	Services	Devices	Total
Year ended December 31, 2014
Revenue	$2,403	$2,924	$5,327
Cost of revenue	1,720	2,048	3,768
Gross profit	$683	$876	$1,559

Year ended December 31, 2013
Revenue	$1,690	1,612	$3,302
Cost of revenue	1,254	1,461	2,715
Gross profit	$436	$151	$587

Year ended December 31, 2012
Revenue	$2,140	$566	$2,706
Cost of revenue	1,783	553	2,336
Gross profit	$357	$13	$370

Schedule of Geographic Information	Geographic information based on location of customer is as follows:
	Years Ended December 31,
	2014	2013	2012
North America	$4,214	$2,847	$2,706
All Other	1,113	455	–
	$5,327	$3,302	$2,706